INVENTORIES, NET	12 Months Ended
Dec. 31, 2014
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2014	2013
	$	$

Raw materials, parts and supplies	759	687
Finished products	855	20

	1,614	707

As of December 31, 2014 and 2013, inventory is presented net of write offs for slow inventory in the amount of approximately $121 and $57, respectively.